U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

August 31, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Professionally Managed Portfolios (the “Trust”)
                  File Nos. 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Class I Shares of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 28, 2006, filed electronically as Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A on August 25, 2006.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC